Schedule of diluted weighted average number of ordinary shares (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Warrants [member]
IfrsStatementLineItems [Line Items]
Anti-dilutive shares	3,000,360	267,061
RSU outstanding [member]
IfrsStatementLineItems [Line Items]
Anti-dilutive shares	102	273
Rsus vested [member]
IfrsStatementLineItems [Line Items]
Anti-dilutive shares	200,135	5,558
Incentive shares [member]
IfrsStatementLineItems [Line Items]
Anti-dilutive shares	143	143
Share options [member]
IfrsStatementLineItems [Line Items]
Anti-dilutive shares	583,812	55,307